Securitization Transactions - Additional Information (Detail) In Millions	12 Months Ended								12 Months Ended					12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 Installment Loans Interests Continued To Be Held JPY (¥)	Mar. 31, 2009 Installment Loans Interests Continued To Be Held JPY (¥)	Mar. 31, 2011 Investment in securities JPY (¥)	Mar. 31, 2010 Investment in securities JPY (¥)	Mar. 31, 2010 Investment in securities Interests Continued To Be Held JPY (¥)	Mar. 31, 2009 Investment in securities Interests Continued To Be Held JPY (¥)	Mar. 31, 2011 Direct Financing Leases And Installment Loans JPY (¥)	Mar. 31, 2011 Direct Financing Leases And Installment Loans USD ($)	Mar. 31, 2010 Direct Financing Leases And Installment Loans JPY (¥)	Mar. 31, 2010 Interests Continued To Be Held JPY (¥)	Mar. 31, 2009 Interests Continued To Be Held JPY (¥)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Revenues from interests that continue to be held, included in revenues from direct financing leases	$ 617	¥ 51,320	¥ 50,004	¥ 63,275										¥ 4,744	¥ 5,772
Revenues from interests that continue to be held, included in interest on loans and investment securities	2,042	169,808	135,166	196,161	1,630	1,476			2,378	3,469
Total assets sold on securitization							0	31,123			12,651	152	257,654
Total assets sold on securitization of which the Company and certain subsidiaries' only continuing involvement											¥ 9,158	$ 110	¥ 19,366